T. ROWE PRICE Small-Cap Stock Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.8%
COMMUNICATION SERVICES 0.5%
Entertainment 0.3%
Liberty Media Corp-Liberty Live, Class C (1) 884,266 28,385
28,385
Interactive Media & Services 0.2%
Vimeo (1) 4,948,300 17,517
17,517
Total Communication Services 45,902
CONSUMER DISCRETIONARY 11.7%
Automobiles 0.6%
Rivian Automotive, Class A (1) 1,991,214 48,347
48,347
Broadline Retail 1.3%
Kohl's  660,643 13,847
Ollie's Bargain Outlet Holdings (1) 1,163,752 89,818
Savers Value Village (1) 352,113 6,574
110,239
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions (1) 649,279 52,890
Clear Secure, Class A  1,798,074 34,235
Duolingo (1) 326,000 54,074
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $— (1)(2) 773,380 33
Strategic Education  530,730 39,938
181,170
Hotels, Restaurants & Leisure 4.1%
BJ's Restaurants (1) 1,069,382 25,088
Cava Group (1) 661,117 20,250
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $24,608 (1)
(2)(3) 2,535,807 77,672
Chuy's Holdings (1) 793,743 28,241
Dutch Bros, Class A (1) 1,153,751 26,825
Jack in the Box  257,700 17,797
Papa John's International  1,071,420 73,092

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Red Rock Resorts, Class A  593,500 24,333
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(4)(5)(6) 3,862,836 20,937
Wyndham Hotels & Resorts  453,500 31,536
345,771
Household Durables 0.7%
Installed Building Products  149,200 18,633
Skyline Champion (1) 664,875 42,366
60,999
Specialty Retail 2.5%
Burlington Stores (1) 493,889 66,823
Caleres  911,200 26,206
Farfetch, Class A (1) 2,675,809 5,593
Five Below (1) 165,090 26,563
Floor & Decor Holdings, Class A (1) 125,500 11,358
Monro  985,058 27,355
RH (1) 62,309 16,472
Warby Parker, Class A (1) 2,319,324 30,522
210,892
Textiles, Apparel & Luxury Goods 0.4%
Skechers USA, Class A (1) 651,600 31,896
31,896
Total Consumer Discretionary 989,314
CONSUMER STAPLES 3.5%
Beverages 1.1%
Boston Beer, Class A (1) 174,022 67,787
Coca-Cola Consolidated  38,648 24,592
92,379
Food Products 1.3%
Post Holdings (1) 557,936 47,837
Simply Good Foods (1) 546,000 18,848
TreeHouse Foods (1) 483,975 21,092
Utz Brands  2,003,353 26,905
114,682

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products 1.1%
BellRing Brands (1) 2,151,475 88,705
Oddity Tech, Class A (1) 145,597 4,128
92,833
Total Consumer Staples 299,894
ENERGY 6.3%
Energy Equipment & Services 2.4%
ChampionX  1,175,476 41,870
Expro Group Holdings (1) 1,202,699 27,939
Liberty Energy, Class A  2,484,421 46,012
NOV  886,000 18,517
Patterson-UTI Energy  3,066,398 42,439
TechnipFMC  1,222,091 24,857
201,634
Oil, Gas & Consumable Fuels 3.9%
Devon Energy  725,446 34,604
Diamondback Energy  559,668 86,681
DT Midstream  523,800 27,719
Kimbell Royalty Partners  1,001,548 16,025
Magnolia Oil & Gas, Class A  2,076,390 47,570
Range Resources  2,055,200 66,609
Southwestern Energy (1) 8,662,600 55,874
335,082
Total Energy 536,716
FINANCIALS 15.1%
Banks 7.2%
BankUnited  998,567 22,668
Blue Foundry Bancorp (1) 670,100 5,609
Cadence Bank  1,373,500 29,146
Capitol Federal Financial  3,151,532 15,033
Columbia Banking System  1,614,500 32,774
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(2)(4) 24,556 1,900
CrossFirst Bankshares (1) 1,241,950 12,531
Dime Community Bancshares  992,536 19,811

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(2)(4)(5) 293,821 5,876
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(4)(5) 144,311 2,886
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(4)(5) 43,813 456
East West Bancorp  913,705 48,161
Eastern Bankshares  1,641,500 20,584
Equity Bancshares, Class A  635,325 15,292
FB Financial  862,363 24,457
First Bancshares  889,889 24,000
Five Star Bancorp  635,097 12,740
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(4) 500,044 1,205
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(4) 98,245 16
HarborOne Bancorp  426,199 4,057
Heritage Commerce  2,533,354 21,458
Home BancShares  1,073,993 22,489
Kearny Financial  1,345,200 9,322
Live Oak Bancshares  1,086,493 31,454
Origin Bancorp  1,031,696 29,785
Pacific Premier Bancorp  943,269 20,526
Pinnacle Financial Partners  615,578 41,268
Popular  347,196 21,877
SouthState  657,704 44,303
Texas Capital Bancshares (1) 457,400 26,941
Veritex Holdings  1,005,278 18,045
Western Alliance Bancorp  591,658 27,199
613,869
Capital Markets 1.8%
Cboe Global Markets  412,922 64,503
P10, Class A  1,978,657 23,051
StepStone Group, Class A  1,024,385 32,350
TMX Group (CAD)  1,358,000 29,185
149,089
Consumer Finance 0.5%
Encore Capital Group (1) 492,269 23,511

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Group (1) 877,530 16,857
40,368
Financial Services 1.3%
Essent Group  179,380 8,483
PennyMac Financial Services  1,086,693 72,374
Toast, Class A (1) 1,410,300 26,415
107,272
Insurance 4.3%
Assurant  482,193 69,233
Axis Capital Holdings  1,193,500 67,278
First American Financial  551,000 31,126
Hanover Insurance Group  376,078 41,737
Kemper  557,246 23,421
Selective Insurance Group  1,051,439 108,477
White Mountains Insurance Group  15,000 22,435
363,707
Total Financials 1,274,305
HEALTH CARE 15.4%
Biotechnology 7.1%
Agios Pharmaceuticals (1) 424,433 10,505
Apellis Pharmaceuticals (1) 1,087,676 41,375
Arcellx (1) 378,300 13,573
Argenx, ADR (1) 134,321 66,036
Ascendis Pharma, ADR (1) 490,642 45,944
Avid Bioservices (1) 1,934,231 18,259
Blueprint Medicines (1) 671,649 33,730
Bridgebio Pharma, Acquisition Date: 9/25/23, Cost $12,735 (1)(2) 466,984 11,699
Cerevel Therapeutics Holdings (1) 542,090 11,834
Crinetics Pharmaceuticals (1) 784,132 23,320
CRISPR Therapeutics (1) 286,895 13,022
Cytokinetics (1) 559,400 16,480
Generation Bio (1) 1,023,728 3,880
HilleVax (1) 368,085 4,951
Icosavax (1) 873,156 6,767
Immatics (1) 739,623 8,565

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insmed (1) 2,118,783 53,499
Ionis Pharmaceuticals (1) 746,600 33,866
Karuna Therapeutics (1) 240,033 40,587
Kymera Therapeutics (1) 243,930 3,391
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $226 (1)(2) 17,800 22
MacroGenics (1) 1,269,461 5,916
MoonLake Immunotherapeutics (1) 390,505 22,259
Morphic Holding (1) 165,180 3,784
MorphoSys, ADR (1) 2,221,879 14,931
Nkarta (1) 956,652 1,330
Prothena (1) 325,407 15,701
RAPT Therapeutics (1) 467,022 7,762
Relay Therapeutics (1) 451,831 3,800
Repare Therapeutics (1) 380,700 4,599
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2) 85,583 238
Vaxcyte (1) 492,597 25,112
Verve Therapeutics (1) 524,480 6,955
Xencor (1) 749,358 15,099
Zentalis Pharmaceuticals (1) 495,201 9,934
598,725
Health Care Equipment & Supplies 2.6%
ICU Medical (1) 299,146 35,601
Masimo (1) 428,800 37,597
Neogen (1) 2,118,287 39,273
Outset Medical (1) 1,455,519 15,836
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(2)
(4) 3,701,604 1,481
Penumbra (1) 31,000 7,499
PROCEPT BioRobotics (1) 1,511,641 49,597
QuidelOrtho (1) 489,328 35,741
222,625
Health Care Providers & Services 2.9%
Alignment Healthcare (1) 2,909,541 20,192
dentalcorp Holdings (CAD) (1) 1,265,733 5,498
Guardant Health (1) 681,952 20,213

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Molina Healthcare (1) 248,428 81,457
NeoGenomics (1) 2,571,000 31,623
Pennant Group (1) 426,272 4,745
Privia Health Group (1) 2,163,329 49,757
U.S. Physical Therapy  313,529 28,760
242,245
Health Care Technology 0.2%
Certara (1) 1,122,812 16,326
16,326
Life Sciences Tools & Services 1.8%
10X Genomics, Class A (1) 458,300 18,905
Adaptive Biotechnologies (1) 481,898 2,626
Bruker  906,696 56,487
Olink Holding, ADR (1) 925,065 13,645
Pacific Biosciences of California (1) 3,258,920 27,212
Repligen (1) 98,853 15,719
Sotera Health (1) 1,307,600 19,588
154,182
Pharmaceuticals 0.8%
Catalent (1) 710,591 32,353
Structure Therapeutics, ADR (1) 477,726 24,087
Ventyx Biosciences (1) 279,300 9,700
66,140
Total Health Care 1,300,243
INDUSTRIALS & BUSINESS SERVICES 17.4%
Aerospace & Defense 0.3%
Bombardier, Class B (CAD) (1) 352,900 12,305
Cadre Holdings  528,527 14,085
26,390
Building Products 1.6%
AZZ  1,146,954 52,278
CSW Industrials  268,846 47,113
Zurn Elkay Water Solutions  1,289,472 36,131
135,522

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 2.0%
Casella Waste Systems, Class A (1) 545,249 41,603
Rentokil Initial (GBP)  6,378,826 47,360
Stericycle (1) 631,700 28,243
Tetra Tech  193,440 29,409
VSE  517,898 26,123
172,738
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings (1) 348,200 14,482
14,482
Electrical Equipment 0.1%
Thermon Group Holdings (1) 485,228 13,329
13,329
Ground Transportation 1.3%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $— (1)
(2)(4) 101,882 —
Landstar System  179,224 31,712
Saia (1) 202,275 80,637
112,349
Machinery 8.0%
ATS (1) 208,023 8,866
Crane  259,800 23,081
Enerpac Tool Group  1,656,300 43,776
EnPro Industries  226,700 27,474
Esab  394,649 27,712
ESCO Technologies  354,541 37,028
Federal Signal  1,118,500 66,808
Graco  526,418 38,365
Helios Technologies  723,348 40,131
Ingersoll Rand  1,836,724 117,036
John Bean Technologies  419,759 44,134
Marel (ISK)  2,048,360 5,929
Mueller Water Products, Class A  2,723,377 34,532
RBC Bearings (1) 313,600 73,423
SPX Technologies (1) 758,500 61,742

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toro  346,923 28,829
678,866
Passenger Airlines 0.3%
Allegiant Travel  297,000 22,827
22,827
Professional Services 1.8%
Booz Allen Hamilton Holding  157,280 17,186
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(4)(5) 568,563 3,070
Clarivate (1) 3,202,295 21,487
Legalzoom.com (1) 1,333,634 14,590
Parsons (1) 1,070,465 58,180
Paycor HCM (1) 1,791,278 40,895
155,408
Trading Companies & Distributors 1.8%
Beacon Roofing Supply (1) 649,400 50,114
Rush Enterprises, Class A  787,465 32,152
SiteOne Landscape Supply (1) 445,744 72,857
155,123
Total Industrials & Business Services 1,487,034
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 0.1%
Infinera (1) 1,420,300 5,937
5,937
Electronic Equipment, Instruments & Components 4.2%
CTS  824,792 34,427
Littelfuse  199,327 49,298
Mirion Technologies (1) 5,340,635 39,894
Napco Security Technologies  756,789 16,839
Novanta (1) 238,612 34,226
PAR Technology (1)(5) 1,788,757 68,939
Teledyne Technologies (1) 178,350 72,870
Vontier  1,298,600 40,153
356,646

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.0%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,073 (1)
(2)(4)(5) 24,285 1,770
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)(2)(4) 122,320 2,394
4,164
Semiconductors & Semiconductor Equipment 3.4%
Credo Technology Group Holding (1) 1,271,697 19,393
Entegris  684,002 64,235
Lattice Semiconductor (1) 842,666 72,410
MACOM Technology Solutions Holdings (1) 637,600 52,015
Onto Innovation (1) 521,900 66,553
SiTime (1) 128,000 14,624
289,230
Software 4.3%
Agilysys (1) 481,800 31,876
Amplitude, Class A (1) 2,617,500 30,284
Braze, Class A (1) 259,900 12,145
Descartes Systems Group (1) 867,633 63,667
DoubleVerify Holdings (1) 1,788,872 49,999
Envestnet (1) 606,100 26,687
Five9 (1) 819,508 52,694
Manhattan Associates (1) 177,300 35,045
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(2)(4) 126,571 695
Workiva (1) 578,934 58,669
361,761
Total Information Technology 1,017,738
MATERIALS 3.4%
Chemicals 1.8%
Element Solutions  4,690,867 91,988
HB Fuller  295,100 20,247
Quaker Chemical  257,161 41,145
153,380
Metals & Mining 1.4%
Compass Minerals International  451,900 12,631
Constellium (1) 3,326,071 60,534

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ERO Copper (CAD) (1) 927,467 15,992
Haynes International (5) 676,495 31,471
120,628
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  235,947 17,130
17,130
Total Materials 291,138
REAL ESTATE 5.3%
Health Care Real Estate Investment Trusts 0.2%
Community Healthcare Trust, REIT  477,675 14,187
14,187
Industrial Real Estate Investment Trusts 2.0%
EastGroup Properties, REIT  552,400 91,991
Rexford Industrial Realty, REIT  1,021,918 50,432
Terreno Realty, REIT  419,100 23,805
166,228
Real Estate Management & Development 2.0%
Altus Group (CAD)  593,986 20,563
DigitalBridge Group  1,087,823 19,124
FirstService  693,313 100,905
Tricon Residential  3,518,025 26,033
166,625
Residential Real Estate Investment Trusts 0.5%
Flagship Communities REIT, REIT  625,419 9,381
Independence Realty Trust, REIT  2,194,768 30,881
40,262
Specialized Real Estate Investment Trusts 0.6%
CubeSmart, REIT  1,312,238 50,036
50,036
Total Real Estate 437,338
UTILITIES 2.9%
Electric Utilities 0.9%
IDACORP  552,869 51,776

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MGE Energy  305,676 20,942
72,718
Gas Utilities 1.4%
Chesapeake Utilities  462,357 45,196
ONE Gas  276,800 18,900
Southwest Gas Holdings  904,277 54,627
118,723
Independent Power & Renewable Electricity Producers 0.2%
NextEra Energy Partners  634,125 18,833
18,833
Water Utilities 0.4%
California Water Service Group  679,328 32,139
32,139
Total Utilities 242,413
Total Miscellaneous Common Stocks  1.3% (7) 111,442
Total Common Stocks (Cost $6,308,612) 8,033,477
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $707 (1)(2)(4) 706,793 707
Total Convertible Bonds (Cost $707) 707
CONVERTIBLE PREFERRED STOCKS 2.4%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812 (1)(2)
(4)(5)(6) 758,455 4,111
4,111
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)(4) 1,848,191 2,033
2,033
Total Consumer Discretionary 6,144

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331 (1)(2)(4) 776,181 4,052
Total Consumer Staples 4,052
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075 (1)
(2)(4) 86,312 6,677
Total Financials 6,677
HEALTH CARE 1.0%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(4) 1,627,947 8,709
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(4) 993,799 5,317
14,026
Health Care Equipment & Supplies 0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(2)
(4)(5) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(4) 3,902,227 4,566
4,566
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)(4) 403,512 3,619
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(2)
(4) 657,721 1,914
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(4) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(4) 261,906 15,906
51,641
Total Health Care 75,648
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(4) 130,614 4,194

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)(2)
(4) 2,061,623 10,370
14,564
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)(4) 420,147 4,235
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(4) 148,715 1,499
5,734
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)(2)
(4) 269,870 1,328
1,328
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346 (1)(2)(4) 1,175,394 3,350
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022 (1)(2)
(4) 740,142 2,953
6,303
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)(4)
(5) 852,879 4,605
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)(4)
(5) 1,176,033 6,351
10,956
Total Industrials & Business Services 38,885
INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(4)(5) 293,317 3,546
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)(2)
(4)(5) 95,996 1,161
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(2)(4)(5) 381 28
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(2)(4)(5) 186,629 13,607
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)(2)
(4)(5) 9,288 677
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(2)(4)(5) 4,130 301
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(4) 27,540 539
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(4) 2,740 54

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(4) 2,980 58
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824 (1)(2)(4) 348,470 6,819
26,790
Software 0.3%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(4) 886,735 5,498
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)(4) 261,432 1,621
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(4)(5) 1,068,639 5,450
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(2)(4)(5) 1,127,860 8,109
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(2)(4)(5) 79,390 571
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)(2)
(4) 153,828 844
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(2)(4) 126,253 693
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(4) 2,284 13
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)(2)(4) 292,632 1,607
24,406
Total Information Technology 51,196
MATERIALS 0.2%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(4) 149,321 7,128
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(2)(4) 237,759 4,822
11,950
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(4) 214,677 9,184
9,184
Total Materials 21,134
Total Convertible Preferred Stocks (Cost $245,891) 203,736

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.40% (5)(8) 243,331,479 243,331
Total Short-Term Investments (Cost $243,331) 243,331
Total Investments in Securities 100.1%
(Cost $6,798,541) $ 8,481,251
Other Assets Less Liabilities (0.1)% (9,111)
Net Assets 100.0% $ 8,472,140
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$336,793 and represents 4.0% of net assets.
(3) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $77,672; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Checkr  $ — $ (1,308) $ —
Checkr, Series C  — (1,962) —
Checkr, Series D  — (2,705) —
Chuy's Holdings  5,563 3,666 —
Dogwood State Bank, Non-Voting Shares  — 587 —
Dogwood State Bank, Voting Shares  — 288 —
Dogwood State Bank, Warrants, 5/6/24  — 103 —
Haul Hub, Series B  — (1,989) —
Haul Hub, Series C  — (650) —
Haynes International  182 419 450
Kardium, Series D-6  — — —
PAR Technology  114 16,538 —
SecurityScorecard, Series E  — 235 —
Seismic Software, Series E  — (3,564) —
Seismic Software, Series F  — (251) —
ServiceTitan  (23) 272 —
ServiceTitan, Series A-1  — 4 —
ServiceTitan, Series D  — 1,885 —
ServiceTitan, Series F  — 94 —
ServiceTitan, Series G  — 41 —
Torchys Holdings  — 1,070 —
Torchys Holdings, Class A  — 5,447 —
T. Rowe Price Government Reserve Fund, 5.40% — — 10,035
Affiliates not held at period end (16,855) 18,910 —
Totals $ (11,019)# $ 37,130 $ 10,485+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Checkr  $ * $ — $ — $ 3,070
Checkr, Series C  * — — 4,605
Checkr, Series D  * — — 6,351
Chuy's Holdings  31,151 3,380 9,956 *
Dogwood State Bank, Non-
Voting Shares  * — — 5,876
Dogwood State Bank, Voting
Shares  * — — 2,886
Dogwood State Bank, Warrants,
5/6/24  * — — 456
Fiesta Restaurant Group  15,712 — 34,622 —
Haul Hub, Series B  * — — 3,546
Haul Hub, Series C  * — — 1,161
Haynes International  31,622 — 570 31,471
Kardium, Series D-6  * — — 5,415
PAR Technology  * 26,303 1,001 68,939
SecurityScorecard, Series E  * — — 5,450
Seismic Software, Series E  * — — 8,109
Seismic Software, Series F  * — — 571
ServiceTitan  * — 75 1,770
ServiceTitan, Series A-1  * — — 28
ServiceTitan, Series D  * — — 13,607
ServiceTitan, Series F  * — — 677
ServiceTitan, Series G  * — — 301
Torchys Holdings  3,041 — — 4,111
Torchys Holdings, Class A  15,490 — — 20,937
T. Rowe Price Government
Reserve Fund, 5.40% 244,859  ¤  ¤ 243,331
Total $ 432,668^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $10,485 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $473,835.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Small-Cap Stock Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2023, totaled $(80,229) for the period ended
September 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,747,165 $ 243,626 $ 42,686 $ 8,033,477
Convertible Bonds — — 707 707
Convertible Preferred Stocks — — 203,736 203,736
Short-Term Investments 243,331 — — 243,331
Total $ 7,990,496 $ 243,626 $ 247,129 $ 8,481,251
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 129,116 $ 24,192 $ — $ (110,622) $ 42,686
Convertible Bonds — — 707 — 707
Convertible Preferred Stocks 321,338 (86,842) — (30,760) 203,736
Total $ 450,454 $ (62,650) $ 707 $ (141,382) $ 247,129

T. ROWE PRICE Small-Cap Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F65-054Q3 09/23